Stock-Based Compensation Plans (Schedule Of Cumulative Adjusted EBITDA Earnings Targets And Pools Of Unrestricted Shares To Be Granted) (Details) (Cumulative EBITDA Targets [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	1 Months Ended
	Nov. 30, 2009	May 31, 2007
Cumulative Earnings Before Interest Taxes Depreciation And Amortization Target [Line Items]
Beginning measurement date	January 1, 2010	January 1, 2007
Shares in EBITDA pool	80,000	80,000
Pretax cost of award		$ 5,007
Date of award		November 2009
From The Pool [Member]
Cumulative Earnings Before Interest Taxes Depreciation And Amortization Target [Line Items]
Shares awarded		80,000
Discretionary Shares [Member]
Cumulative Earnings Before Interest Taxes Depreciation And Amortization Target [Line Items]
Shares awarded		16,200
Total Shares [Member]
Cumulative Earnings Before Interest Taxes Depreciation And Amortization Target [Line Items]
Shares awarded		96,200
Three-Year EBITDA Target [Member]
Cumulative Earnings Before Interest Taxes Depreciation And Amortization Target [Line Items]
Cumulative EBITDA target	640,000	465,000
Four-Year EBITDA Target [Member]
Cumulative Earnings Before Interest Taxes Depreciation And Amortization Target [Line Items]
Cumulative EBITDA target	825,000	$ 604,000